Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Dec. 14, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS

Schwab® Tax-Free Bond Fund

Schwab® California Tax-Free Bond Fund

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Statutory Prospectus and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.

Effective December 18, 2019, each fund will expand its investment strategy to allow up to 20% of its net assets to be invested in municipal securities whose interest is subject to the federal alternative minimum tax (AMT). This change results from 2017 tax reform laws, which substantially reduced the number of United States tax filers subject to AMT. The purpose of the change is to provide the funds’ portfolio managers with more investment options for the funds.

Accordingly, the last sentence in the first paragraph under the “Principal Investment Strategies” section in each fund’s Summary Prospectus and in the Statutory Prospectus is deleted in its entirety.

Schwab Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS

Schwab® Tax-Free Bond Fund

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Statutory Prospectus and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.

Effective December 18, 2019, each fund will expand its investment strategy to allow up to 20% of its net assets to be invested in municipal securities whose interest is subject to the federal alternative minimum tax (AMT). This change results from 2017 tax reform laws, which substantially reduced the number of United States tax filers subject to AMT. The purpose of the change is to provide the funds’ portfolio managers with more investment options for the funds.

Accordingly, the last sentence in the first paragraph under the “Principal Investment Strategies” section in each fund’s Summary Prospectus and in the Statutory Prospectus is deleted in its entirety.

Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS

Schwab® California Tax-Free Bond Fund

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Statutory Prospectus and should be read in conjunction with the Summary Prospectuses and Statutory Prospectus.

Effective December 18, 2019, each fund will expand its investment strategy to allow up to 20% of its net assets to be invested in municipal securities whose interest is subject to the federal alternative minimum tax (AMT). This change results from 2017 tax reform laws, which substantially reduced the number of United States tax filers subject to AMT. The purpose of the change is to provide the funds’ portfolio managers with more investment options for the funds.

Accordingly, the last sentence in the first paragraph under the “Principal Investment Strategies” section in each fund’s Summary Prospectus and in the Statutory Prospectus is deleted in its entirety.